LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The company’s long-term debt at December 31 is listed below.

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Recourse
Floating rate senior secured notes, due September 2016 (US$19.4 million; December 31, 2012 – US$35.0 million)	$20.2	$33.9	$33.4
Senior secured notes, 11.0% due October 2017 (US$250.0 million)	265.9	248.7	245.9
	286.1	282.6	279.3
Revolving asset-based loan facility of up to $175.0 million due July 2017	10.6	24.0	64.0
Capital lease obligations	7.1	8.2	8.5
	303.8	314.8	351.8
Non-recourse (note 8)
First mortgage bonds, 6.447% due July 2016	–	95.0	95.0
Subordinated promissory notes	–	18.8	18.8
	–	113.8	113.8
Total debt	303.8	428.6	465.6
Less: current portion	(2.0)	(6.6)	(6.7)
Total long-term debt	$301.8	$422.0	$458.9

Schedule of Maturities of Long-term Debt [Table Text Block]	Scheduled total debt repayments
Recourse debt
2014	$2.0
2015	0.4
2016	21.1
2017	278.8
2018	1.9
Thereafter	–
$304.2

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The company’s long-term debt is recorded at amortized cost. The following table provides information about management’s best estimate of the fair value of the company’s debt:

	Successor
	December 31,				September 30,
	2013		2012		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Recourse	$303.8	$212.5	$314.8	$262.5	$351.8	$351.8
Non-recourse	–	–	113.8	113.8	113.8	113.8